Expenses by nature (Details 2) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation [Abstract]
Cost of sales and services		R$ (4,012)	R$ (1,088)	R$ (895)
Selling expenses		(13)	(10)	(11)
Administrative expenses		(1,760)	(714)	(371)
Total		(5,785)	(1,812)	(1,277)
Amortization
Cost of sales and services		(97,856)	(54,151)	(32,846)
Administrative expenses		(795)	(375)	(59)
Total		(98,651)	(54,526)	(32,905)
PIS and COFINS credits	[1]	9,073	4,767	2,936
Depreciation and amortization expense, net		R$ (95,362)	R$ (51,571)	R$ (31,246)

[1]	PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reducedepreciation and amortization expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.